Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Net investment in finance leases, 2022	$ 148,625
Net investment in finance leases, 2023	125,940
Net investment in finance leases, 2024	119,638
Net investment in finance leases, 2025	113,666
Net investment in finance leases, 2026	112,741
Net investment in finance leases, 2027 and thereafter	879,590
Net investment in finance leases, Total future minimum lease payments receivable	1,500,200	$ 1,216,086
Container leaseback financing receivable, 2022	49,300
Container leaseback financing receivable, 2023	49,300
Container leaseback financing receivable, 2024	49,435
Container leaseback financing receivable, 2025	42,237
Container leaseback financing receivable, 2026	37,433
Container leaseback financing receivable, 2026 and thereafter	275,030
Container leaseback financing receivable, Total future minimum lease payments receivable	502,735	$ 505,473
Future minimum lease payments receivable, 2022	197,925
Future minimum lease payments receivable, 2023	175,240
Future minimum lease payments receivable, 2024	169,073
Future minimum lease payments receivable, 2025	155,903
Future minimum lease payments receivable, 2026	150,174
Future minimum lease payments receivable, 2027 and thereafter	1,154,620
Total future minimum lease payments receivable	$ 2,002,935